Derivative financial instruments and hedging activities - Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about hedges [line items]
Derivatives	$ 95,541	$ 113,488
Derivatives	91,439	109,927
Designated as hedging instruments in hedging relationships [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	66	102
Derivatives	131	298
Designated as hedging instruments in hedging relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	9	1
Derivatives	20	30
Designated as hedging instruments in hedging relationships [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	98	19
Derivatives	18	58
Non-derivative instruments, liabilities	27,157	28,702
Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Derivatives	95,368	113,366
Derivatives	$ 91,270	$ 109,541